INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Year ended December 31,
	2023	2024
	S$’000	S$’000

Income tax expense
Current year	681	-
(Over)/under-provision in prior years	(360)	300
Deferred tax expense	725	431
Income tax expense	1,046	731

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the year ended December 31, 2023 and 2024 are as follows:

	Year ended December 31,
	2023	2024
	S$’000	S$’000

Income before income taxes	8,126	2,615
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	1,381	445
(Over)/under provision in previous financial year	(360)	300
Tax effect of non-taxable income	(228)	(133)
Tax effect of non-deductible items	156	41
Tax effect on temporary differences	211	78
Statutory stepped income tax exemption	(114)	-

Income tax expense	1,046	731